Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended
		Aug. 31, 2024	Feb. 29, 2024	Aug. 31, 2023	Feb. 28, 2023	Aug. 31, 2022	Feb. 28, 2022	Aug. 31, 2021	Feb. 28, 2021	Oct. 30, 2020	Aug. 31, 2020	Aug. 31, 2019	Aug. 31, 2018	Aug. 31, 2017	Apr. 07, 2017	Jan. 27, 2017	Aug. 31, 2016	Nov. 20, 2015	Aug. 31, 2015	Aug. 31, 2014
U.S. Government Securities Fund - Class 529-F-1
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-1
Account Value		$ 11,458		$ 10,769		$ 11,214		$ 12,167			$ 12,188	$ 11,194	$ 10,405	$ 10,615			$ 10,507		$ 10,198	$ 10,000
U.S. Government Securities Fund - Class 529-T
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-T (with sales charge)
Account Value		$ 10,740		10,083		10,496		11,382			11,401	10,465	9,729	9,933	$ 9,751
U.S. Government Securities Fund - Class 529-E
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-E
Account Value		$ 10,982		10,352		10,832		11,797			11,866	10,947	10,220	10,473			10,413		10,152	10,000
U.S. Government Securities Fund - Class 529-C
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-C (with sales charge)
Account Value		$ 10,808		10,177		10,617		11,539			11,581	10,661	10,002	10,305			10,303		10,098	10,000
U.S. Government Securities Fund - Class 529-A
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-A (with sales charge)
Account Value		$ 10,827		10,195		10,635		11,560			11,601	10,680	9,950	10,174			10,093		9,817	9,648
U.S. Government Securities Fund - Class R-5E
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5E
Account Value		$ 11,263		10,576		11,005		11,933			11,947	10,963	10,193	10,391			10,274	$ 10,000
U.S. Government Securities Fund - Class R-4
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-4
Account Value		$ 11,308		10,631		11,092		12,049			12,080	11,115	10,347	10,573			10,481		10,185	10,000
U.S. Government Securities Fund - Class R-3
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-3
Account Value		$ 10,952		10,327		10,807		11,774			11,848	10,928	10,213	10,470			10,413		10,153	10,000
U.S. Government Securities Fund - Class R-2E
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2E
Account Value		$ 10,871		10,275		10,760		11,746			11,835	10,939	10,231	10,506			10,462		10,194	10,000
U.S. Government Securities Fund - Class R-2
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-2
Account Value		$ 10,493		9,936		10,443		11,429			11,548	10,696	10,037	10,333			10,317		10,105	10,000
U.S. Government Securities Fund - Class R-1
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-1
Account Value		$ 10,484		9,936		10,433		11,417			11,535	10,694	10,029	10,327			10,321		10,104	10,000
U.S. Government Securities Fund - Class 529-F-3
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-3
Account Value		$ 9,491	$ 9,049	8,897	$ 8,929	9,255	$ 9,875	10,025	$ 9,887	$ 10,000
U.S. Government Securities Fund - Class 529-F-2
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class 529-F-2
Account Value		$ 9,468	9,030	8,882	8,914	9,242	9,864	10,018	9,884	10,000
U.S. Government Securities Fund - Class F-3
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-3
Account Value		$ 11,250		10,539		10,958		11,855			11,852	10,867	10,082	10,266		$ 10,000
U.S. Government Securities Fund - Class F-2
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-2
Account Value		$ 11,581		10,862		11,296		12,243			12,254	11,247	10,446	10,648			10,531		10,209	10,000
U.S. Government Securities Fund - Class F-1
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class F-1
Account Value		$ 11,251		10,595		11,053		12,015			12,060	11,100	10,337	10,566			10,478		10,184	10,000
U.S. Government Securities Fund - Class T
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class T (with sales charge)
Account Value		$ 10,791		10,129		10,529		11,413			11,425	10,483	9,739	9,936	9,751
U.S. Government Securities Fund - Class R-6
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-6
Account Value		$ 11,700		10,970		11,398		12,340			12,337	11,311	10,493	10,683			10,553		10,220	10,000
U.S. Government Securities Fund - Class R-5
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class R-5
Account Value		$ 11,646		10,917		11,357		12,301			12,304	11,280	10,470	10,666			10,542		10,215	10,000
U.S. Government Securities Fund - Class C
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class C (with sales charge)
Account Value		$ 10,609		9,988		10,418		11,404			11,532	10,683	10,028	10,329			10,317		10,109	10,000
U.S. Government Securities Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		U.S. Government Securities Fund — Class A (with sales charge)
Account Value		$ 10,832		10,198		10,637		11,559			11,602	10,682	9,948	10,167			10,080		9,797	9,622
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Aggregate Index
Account Value		$ 11,765	8,986	10,965	8,696	11,098	9,633	12,542	9,895	10,000	12,553	11,789	10,701	10,814	10,000	10,000	10,761	10,000	10,156	10,000
Bloomberg U S Government Mortgage Backed Securities Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	[1]	Bloomberg U.S. Government/Mortgage-Backed Securities Index
Account Value		$ 11,296	$ 8,876	$ 10,601	$ 8,675	$ 10,822	$ 9,598	$ 12,066	$ 9,836	$ 10,000	$ 12,220	$ 11,528	$ 10,576	$ 10,693	$ 10,000	$ 10,000	$ 10,710	$ 10,000	$ 10,243	$ 10,000

[1]	Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.